Leases - Amounts Recognized in Consolidated Statements of (Loss) Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Leases [Abstract]
Interest expense on lease liabilities	$ 657	$ 679
Amortization of ROU assets	6,783	6,383
Variable lease payments not included in the measurement of lease liabilities	37,046	21,632
Expenses relating to leases of low-value assets and short-term leases	4,231	7,040
Total recognized in the consolidated statements of loss	$ 48,717	35,734
Contract mining costs capitalised		$ 14,400